Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended	60 Months Ended	64 Months Ended	68 Months Ended	94 Months Ended	102 Months Ended	118 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000153405
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Income Opportunities Fund
Average Annual Return, Percent	(3.83%)		2.48%					1.46%
C000153406
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Income Opportunities Fund
C000153407
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Income Opportunities Fund
C000215731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Life Sciences and Healthcare Fund
Average Annual Return, Percent	(2.66%)		10.04%	8.43%
C000215729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Life Sciences and Healthcare Fund
C000215730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Life Sciences and Healthcare Fund
C000173003
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Premium Opportunity Fund
Average Annual Return, Percent	(6.96%)		3.38%				5.37%
C000173004
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Premium Opportunity Fund
C000173005
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Premium Opportunity Fund
C000186116
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Robotics and Automation Fund
Average Annual Return, Percent	(7.76%)		5.21%			3.47%
C000186117
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Robotics and Automation Fund
C000186118
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Robotics and Automation Fund
C000227117
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Real Income Fund
Average Annual Return, Percent	0.65%	1.54%
C000227118
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Real Income Fund
C000227116
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Real Income Fund
C000213451
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Symmetry Strategy Fund
Average Annual Return, Percent	(7.42%)		5.49%		2.56%
C000213452
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Symmetry Strategy Fund
C000213450
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AlphaCentric Symmetry Strategy Fund
Without Sales Load [Member] | C000153405
Average Annual Return [Line Items]
Average Annual Return, Percent	0.99%		3.49%					1.97%
Without Sales Load [Member] | C000153406
Average Annual Return [Line Items]
Average Annual Return, Percent	0.24%		2.72%					1.22%
Without Sales Load [Member] | C000153407
Average Annual Return [Line Items]
Average Annual Return, Percent	1.23%		3.75%					2.23%
Without Sales Load [Member] | C000215731
Average Annual Return [Line Items]
Average Annual Return, Percent	3.30%		11.34%	9.64%
Without Sales Load [Member] | C000215729
Average Annual Return [Line Items]
Average Annual Return, Percent	2.51%		10.63%	8.98%
Without Sales Load [Member] | C000215730
Average Annual Return [Line Items]
Average Annual Return, Percent	3.54%		11.60%	9.88%
Without Sales Load [Member] | C000173003
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.28%)		4.61%				6.10%
Without Sales Load [Member] | C000173004
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.04%)		3.82%				5.39%
Without Sales Load [Member] | C000173005
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.04%)		4.86%						6.39%
Without Sales Load [Member] | C000186116
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.12%)		6.47%			4.26%
Without Sales Load [Member] | C000186117
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.84%)		5.67%			3.48%
Without Sales Load [Member] | C000186118
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.84%)		6.74%			4.54%
Without Sales Load [Member] | C000227117
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%	2.83%
Without Sales Load [Member] | C000227118
Average Annual Return [Line Items]
Average Annual Return, Percent	4.93%	2.07%
Without Sales Load [Member] | C000227116
Average Annual Return [Line Items]
Average Annual Return, Percent	5.99%		15.92%						10.20%
Without Sales Load [Member] | C000213451
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.80%)		6.73%		3.64%
Without Sales Load [Member] | C000213452
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.51%)		5.90%		2.86%
Without Sales Load [Member] | C000213450
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.48%)		6.99%						1.56%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)					1.57%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)					1.57%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)					1.57%
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Average Annual Return, Percent	(14.43%)		1.11%	(2.44%)
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Average Annual Return, Percent	(14.43%)		1.11%	(2.44%)
S&P Biotechnology Select Industry Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Biotechnology Select Industry Index
Average Annual Return, Percent	(14.43%)		1.11%	(2.44%)
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%		18.59%				13.80%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%		18.59%				13.80%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%		18.59%						12.50%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Average Annual Return, Percent	7.63%		15.71%			10.07%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Average Annual Return, Percent	7.63%		15.71%			10.07%
MSCI ACWI Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All World Index
Average Annual Return, Percent	7.63%		15.71%			10.07%
S&P US REIT TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P US REIT Index
Average Annual Return, Percent	9.86%	3.39%
S&P US REIT TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P US REIT Index
Average Annual Return, Percent	9.86%	3.39%
S&P US REIT TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P US REIT Index
Average Annual Return, Percent	9.86%		11.26%						5.16%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%		18.59%	13.25%
S&P 500 Health Care Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Health Care Select Sector Index
Average Annual Return, Percent	0.40%		12.37%	9.47%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%		18.59%	13.25%
S&P 500 Health Care Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Health Care Select Sector Index
Average Annual Return, Percent	0.40%		12.37%	9.47%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%		18.59%	13.25%
S&P 500 Health Care Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Health Care Select Sector Index
Average Annual Return, Percent	0.40%		12.37%	9.47%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%		18.59%			13.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%		18.59%			13.30%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%		18.59%			13.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.99%)
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%	9.45%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.99%)
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%	9.45%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.88%		(0.40%)						1.46%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	8.25%		18.59%						12.50%
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%		18.59%		13.95%